PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Buildings	16,029	16,029	2,515
Leasehold improvements	—	1,448	227
Furniture, fixtures and equipment	11,133	12,977	2,037
Motor vehicles	517	512	80
Total	27,679	30,966	4,859
Less:
Accumulated depreciation	(10,028)	(12,715)	(1,995)
	17,651	18,251	2,864
Construction in progress	1,616	2,013	316
Property and equipment, net	19,267	20,264	3,180